CONSOLIDATED STATEMENTS OF CASH FLOWS (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Operating activities
Net income	59,823	50,404	133,314	44,307
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	103,513	157,219	143,640	120,875
Net gain on disposal of property, plant and equipment	(1,898)	(938)	(1,315)	(1,077)
Net gain on disposal of prepaid leases	0	0	(3,799)	0
Write-off of property, plant and equipment	4,058	690	1,791	40,348
Impairment on inventories	4,108	6,920	6,095	5,571
Deferred tax charge	(2,732)	(652)	0	358
Changes in operating assets and liabilities:
Trade receivables	25,553	(12,106)	(28,666)	(68,212)
Inventories	26,812	(17,574)	(49,530)	3,294
Deposits, prepayment and other receivables	(13,772)	(12,158)	3,382	1,336
Trade payables	29,472	(6,023)	(8,027)	49,533
Other payables and accruals	12,212	34,299	27,044	5,559
Tax payables	416	16,547	37,711	3,221
Net cash provided by operating activities	247,566	216,628	261,640	205,113
Investing activities
Purchase of property, plant and equipment	(87,224)	(126,167)	(225,904)	(173,313)
Proceeds from disposal of property, plant and equipment	29,665	5,252	2,405	6,456
Proceeds from disposal of prepaid leases	0	0	3,919	0
Deposits for purchase of property, plant and equipment	(15,690)	(12,813)	(8,001)	(11,420)
Net loss on disposals of subsidiaries	(165)	0	0	0
Net cash used in investing activities	(73,414)	(133,728)	(227,581)	(178,277)
Financing activities
Net cash inflow from the merger transaction	0	0	58,160	0
Repurchases of shares	(2,841)	(92,025)	0	0
Proceeds from bank borrowings	220,809	379,465	464,651	254,656
Repayment of bank borrowings	(280,783)	(392,309)	(408,917)	(187,321)
Repayment of capital lease obligations	(303)	(5,311)	(9,718)	(18,674)
Dividends paid	0	0	(70,000)	(20,000)
Net cash provided by (used in) financing activities	(63,118)	(110,180)	34,176	28,661
Effect of exchange rate changes on cash and cash equivalents	(990)	7,341	218	768
Net increase (decrease) in cash and cash equivalents	111,034	(27,280)	68,235	55,497
Cash and cash equivalents at beginning of year	199,818	219,757	151,304	95,039
Cash and cash equivalents, end of year	309,862	199,818	219,757	151,304
Supplementary disclosures of cash flow information:
Interest paid, net	1,393	2,477	2,883	2,733
Income taxes paid	5,660	916	(4,605)	7,278